Earnings per share (EPS) (Tables)	12 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Schedule of earnings per share
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2021	2021	2020	2020	2019	2019
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,633	46.4	1,912	55.2	1,998	59.0
Exceptional items and remeasurements after tax from continuing operations	7	0.2	(639)	(18.4)	(499)	(14.7)
Earnings from continuing operations	1,640	46.6	1,273	36.8	1,499	44.3
Adjusted earnings from discontinued operations	—	—	5	0.2	57	1.7
Exceptional items and remeasurements after tax from discontinued operations	—	—	(14)	(0.5)	(45)	(1.4)
Earnings from discontinued operations	—	—	(9)	(0.3)	12	0.3
Total adjusted earnings	1,633	46.4	1,917	55.4	2,055	60.7
Total exceptional items and remeasurements after tax (including discontinued operations)	7	0.2	(653)	(18.9)	(544)	(16.1)
Total earnings	1,640	46.6	1,264	36.5	1,511	44.6

		2021		2020		2019
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,523		3,461		3,386

(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2021	2021	2020	2020	2019	2019
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	1,633	46.1	1,912	55.0	1,998	58.8
Exceptional items and remeasurements after tax from continuing operations	7	0.2	(639)	(18.4)	(499)	(14.7)
Earnings from continuing operations	1,640	46.3	1,273	36.6	1,499	44.1
Adjusted earnings from discontinued operations	—	—	5	0.1	57	1.7
Exceptional items and remeasurements after tax from discontinued operations	—	—	(14)	(0.4)	(45)	(1.4)
Earnings from discontinued operations	—	—	(9)	(0.3)	12	0.3
Total adjusted earnings	1,633	46.1	1,917	55.1	2,055	60.5
Total exceptional items and remeasurements after tax (including discontinued operations)	7	0.2	(653)	(18.8)	(544)	(16.1)
Total earnings	1,640	46.3	1,264	36.3	1,511	44.4

		2021		2020		2019
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,540		3,478		3,401

(c) Reconciliation of basic to diluted average number of shares

	2021	2020	2019
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,523	3,461	3,386
Effect of dilutive potential ordinary shares – employee share plans	17	17	15
Weighted average number of ordinary shares – diluted	3,540	3,478	3,401